Long-Term Debt and Financial Liabilities, $55.0 Million Term Loan Facility (Details)					12 Months Ended
	Sep. 03, 2024 USD ($)	May 23, 2024 USD ($)	Jan. 13, 2022 Tranches	Jan. 12, 2022 USD ($) Subsidiary	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt [Abstract]
Repayment of loan					$ 102,181,653	$ 86,866,269	$ 53,864,500
$55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount					$ 55,000,000
Number of subsidiaries providing security for term loan facility | Subsidiary				5
Number of tranches drawn | Tranches			5
Term of loan					5 years
Margin on variable rate					3.15%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:SecuredOvernightFinancingRateSofrMember
Number of payment installments | Installment					20
Number of payment installments following prepayments | Installment					10
Frequency of periodic payment					quarterly
Balloon installment payable at maturity					$ 12,570,000
Trailing period to maintain EBITDA to net interest expense ratio					12 months
Repayment of loan	$ 10,600,000	$ 12,200,000
$55.0 Million Term Loan Facility [Member] | Installments 1 to 6 [Member]
Long-Term Debt [Abstract]
Installment payment				$ 3,535,000
$55.0 Million Term Loan Facility [Member] | Installments 7 to 12 [Member]
Long-Term Debt [Abstract]
Installment payment				1,750,000
$55.0 Million Term Loan Facility [Member] | Installments 13 to 20 [Member]
Long-Term Debt [Abstract]
Installment payment				$ 1,340,000
$55.0 Million Term Loan Facility [Member] | Installments 1 to 3 [Member]
Long-Term Debt [Abstract]
Installment payment		1,487,500
$55.0 Million Term Loan Facility [Member] | Installments 4 to 9 [Member]
Long-Term Debt [Abstract]
Installment payment		1,139,000
$55.0 Million Term Loan Facility [Member] | Installments 10 [Member]
Long-Term Debt [Abstract]
Installment payment		802,500
M/V Magic Vela Tranche of $55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Repayment of loan		$ 4,300,000